OTHER ASSETS AND OTHER LIABILITIES - Provision Additional Information 4 (Details) - PEN (S/) S/ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS AND OTHER LIABILITIES
Accounts payable to suppliers	S/ 215.0	S/ 313.0
Accounts payable to policyholders	91.5	108.1
Accounts Payable To Intermediaries	87.3	206.5
Accounts payable for purchase of deferred foreign currency	65.9	10.9
Accounts payable for premiums to the Deposit Insurance Fund	46.4
Interbank operations to be settled with the BCRP	39.6	22.4
Liquidation Funds of Financiera TFC	12.5	104.0
Repurchase agreements to be settled	9.5
Accounts payable to an associate	S/ 3.9	52.0
Insurance payable on behalf of third parties		S/ 14.0